CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
Bandwidth Inc., Class A Shares	724,743	$45,376,159	*
Iridium Communications Inc.	1,568,000	56,259,840	*

Total Diversified Telecommunication Services		101,635,999

Media - 0.4%
Klaviyo Inc.	802,521	22,085,378	*(a)(b)(c)

TOTAL COMMUNICATION SERVICES		123,721,377

CONSUMER DISCRETIONARY - 8.7%
Auto Components - 2.9%
Fox Factory Holding Corp.	1,155,684	153,786,870	*

Diversified Consumer Services - 0.9%
Chegg Inc.	1,810,602	47,926,635	*

Hotels, Restaurants & Leisure - 0.6%
Dutch Bros Inc., Class A Shares	442,682	23,085,866	*
Sweetgreen Inc., Class A Shares	223,254	6,753,434	*

Total Hotels, Restaurants & Leisure		29,839,300

Internet & Direct Marketing Retail - 0.4%
Xometry Inc., Class A Shares	416,700	21,501,720	*

Leisure Products - 0.8%
Hayward Holdings Inc.	2,209,152	43,498,203	*

Specialty Retail - 3.1%
Monro Inc.	938,964	46,694,680
National Vision Holdings Inc.	2,805,222	114,677,475	*

Total Specialty Retail		161,372,155

TOTAL CONSUMER DISCRETIONARY		457,924,883

CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 6.6%
BJ’s Wholesale Club Holdings Inc.	3,058,906	188,030,952	*
Casey’s General Stores Inc.	472,994	88,833,003
Grocery Outlet Holding Corp.	1,669,400	42,369,372	*
Performance Food Group Co.	662,471	27,949,652	*

Total Food & Staples Retailing		347,182,979

Food Products - 1.5%
Calavo Growers Inc.	523,298	21,669,770
Hain Celestial Group Inc.	1,499,468	54,775,566	*

Total Food Products		76,445,336

TOTAL CONSUMER STAPLES		423,628,315

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2022 Quarterly Report	1

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
ENERGY - 2.4%
Energy Equipment & Services - 2.4%
Cactus Inc., Class A Shares	1,685,346	$81,671,867
ChampionX Corp.	2,024,874	45,357,178	*

TOTAL ENERGY		127,029,045

FINANCIALS - 7.7%
Banks - 2.3%
Western Alliance Bancorp	1,218,297	120,842,879

Capital Markets - 2.4%
Hamilton Lane Inc., Class A Shares	726,831	65,749,132
PJT Partners Inc., Class A Shares	831,691	57,652,820

Total Capital Markets		123,401,952

Insurance - 3.0%
American Equity Investment Life Holding Co.	1,732,177	71,261,762
Trupanion Inc.	924,875	88,094,344	*

Total Insurance		159,356,106

TOTAL FINANCIALS		403,600,937

HEALTH CARE - 26.1%
Biotechnology - 3.7%
Biohaven Pharmaceutical Holding Co. Ltd.	737,687	98,016,472	*
CareDx Inc.	1,395,398	58,327,636	*
Ultragenyx Pharmaceutical Inc.	556,075	38,886,325	*

Total Biotechnology		195,230,433

Health Care Equipment & Supplies - 7.3%
CryoPort Inc.	1,018,560	42,545,251	*
Figs Inc., Class A Shares	613,272	13,786,354	*
Insulet Corp.	167,082	41,436,336	*
Integra LifeSciences Holdings Corp.	1,564,886	101,310,720	*
Penumbra Inc.	587,458	132,771,383	*
Silk Road Medical Inc.	1,148,313	37,676,149	*
STAAR Surgical Co.	180,700	13,140,504	*

Total Health Care Equipment & Supplies		382,666,697

Health Care Providers & Services - 3.7%
Progyny Inc.	2,125,209	86,070,965	*
Surgery Partners Inc.	2,467,612	105,293,004	*

Total Health Care Providers & Services		191,363,969

Health Care Technology - 5.0%
Certara Inc.	2,544,860	68,024,108	*
Health Catalyst Inc.	1,615,546	48,224,048	*

See Notes to Schedule of Investments.

2	ClearBridge Small Cap Growth Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
Health Care Technology - (continued)
Omnicell Inc.	563,967	$84,674,005	*
Vocera Communications Inc.	795,921	62,885,718	*

Total Health Care Technology		263,807,879

Life Sciences Tools & Services - 5.3%
ICON PLC	419,015	111,340,666	*
Olink Holding AB, ADR	1,226,189	19,839,738	*
Quanterix Corp.	407,835	12,414,497	*
Syneos Health Inc.	1,488,405	134,789,957	*

Total Life Sciences Tools & Services		278,384,858

Pharmaceuticals - 1.1%
Pacira BioSciences Inc.	946,310	59,399,879	*

TOTAL HEALTH CARE		1,370,853,715

INDUSTRIALS - 16.1%
Aerospace & Defense - 0.2%
Aerojet Rocketdyne Holdings Inc.	304,796	11,762,078

Air Freight & Logistics - 3.2%
Forward Air Corp.	928,818	98,733,353
GXO Logistics Inc.	810,450	65,816,645	*

Total Air Freight & Logistics		164,549,998

Building Products - 4.8%
Masonite International Corp.	691,790	68,653,240	*
Trex Co. Inc.	2,021,947	184,947,492	*

Total Building Products		253,600,732

Electrical Equipment - 1.6%
Bloom Energy Corp., Class A Shares	3,138,149	47,323,287	*
Shoals Technologies Group Inc., Class A Shares	2,191,818	36,954,051	*

Total Electrical Equipment		84,277,338

Machinery - 4.0%
Albany International Corp., Class A Shares	455,889	38,162,468
Hydrofarm Holdings Group Inc.	744,607	14,601,743	*
RBC Bearings Inc.	586,507	105,846,918	*
Tennant Co.	684,479	52,821,245

Total Machinery		211,432,374

Road & Rail - 1.0%
XPO Logistics Inc.	810,450	53,627,476	*

Trading Companies & Distributors - 1.3%
H&E Equipment Services Inc.	1,653,690	68,843,115

TOTAL INDUSTRIALS		848,093,111

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2022 Quarterly Report	3

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 0.9%
Viavi Solutions Inc.	2,843,962	$46,811,615	*

Electronic Equipment, Instruments & Components - 0.9%
Brain Corp.	598,883	2,523,932	*(a)(b)(c)
nLight Inc.	860,719	17,808,276	*
OSI Systems Inc.	316,072	26,215,012	*

Total Electronic Equipment, Instruments & Components		46,547,220

IT Services - 1.6%
Shift4 Payments Inc., Class A Shares	1,098,729	57,924,993	*
Wix.com Ltd.	182,471	23,971,215	*

Total IT Services		81,896,208

Semiconductors & Semiconductor Equipment - 6.1%
Allegro MicroSystems Inc.	2,872,598	81,524,331	*
Azenta Inc.	771,851	65,097,913
Lattice Semiconductor Corp.	1,445,952	79,845,470	*
Monolithic Power Systems Inc.	241,339	97,242,723

Total Semiconductors & Semiconductor Equipment		323,710,437

Software - 16.2%
Aspen Technology Inc.	665,025	99,860,154	*
Envestnet Inc.	980,729	72,515,102	*
HubSpot Inc.	35,272	17,240,954	*
Jamf Holding Corp.	1,567,607	51,825,087	*
Model N Inc.	1,943,052	53,744,818	*(d)
Momentive Global Inc.	2,729,234	46,751,778	*
New Relic Inc.	786,244	82,665,694	*
PagerDuty Inc.	3,000,338	99,071,161	*
Paycor HCM Inc.	1,163,624	30,184,407	*
Qualys Inc.	290,278	37,196,223	*
SEMrush Holdings Inc., Class A Shares	1,294,407	23,506,431	*
Smartsheet Inc., Class A Shares	589,304	36,666,495	*
Sprout Social Inc., Class A Shares	776,663	53,473,248	*
Varonis Systems Inc.	2,482,415	92,494,783	*
Viant Technology Inc., Class A Shares	940,978	7,518,414	*
Yext Inc.	3,141,345	25,444,895	*
Zeta Global Holdings Corp., Class A Shares	2,463,686	22,813,732	*

Total Software		852,973,376

TOTAL INFORMATION TECHNOLOGY		1,351,938,856

MATERIALS - 1.2%
Chemicals - 1.2%
Balchem Corp.	423,163	62,179,571

See Notes to Schedule of Investments.

4	ClearBridge Small Cap Growth Fund 2022 Quarterly Report

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY		SHARES	VALUE
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Redfin Corp.		561,850	$16,613,904	*

TOTAL COMMON STOCKS (Cost - $3,209,604,559)			5,185,583,714

	RATE
PREFERRED STOCKS - 0.8%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Caris Life Sciences Inc., Series C	—	2,075,035	8,862,682	*(a)(b)(c)
Caris Life Sciences Inc., Series D	—	360,901	1,541,444	*(a)(b)(c)

TOTAL HEALTH CARE			10,404,126

INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment, Instruments & Components - 0.2%
Brain Corp.	—	1,923,387	8,105,922	*(a)(b)(c)

Software - 0.4%
Pride Parent Inc.	—	846,586	21,960,453	*

TOTAL INFORMATION TECHNOLOGY			30,066,375

TOTAL PREFERRED STOCKS (Cost - $38,327,220)			40,470,501

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,247,931,779)			5,226,054,215

SHORT-TERM INVESTMENTS - 0.5%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	22,258,251	22,258,251
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	5,564,563	5,564,563	(d)

TOTAL SHORT-TERM INVESTMENTS (Cost - $27,822,814)			27,822,814

TOTAL INVESTMENTS - 99.9% (Cost - $3,275,754,593)			5,253,877,029
Other Assets in Excess of Liabilities - 0.1%			5,686,940

TOTAL NET ASSETS - 100.0%			$5,259,563,969

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1). (b) Security is valued using significant unobservable inputs (Note 1).

(c)	Restricted security (Note 3).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $59,309,381 and the cost was $77,417,787 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited) (continued)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$101,635,999	—	$22,085,378	$123,721,377
Information Technology	1,349,414,924	—	2,523,932	1,351,938,856
Other Common Stocks	3,709,923,481	—	—	3,709,923,481
Preferred Stocks:
Health Care	—	—	10,404,126	10,404,126
Information Technology	—	$21,960,453	8,105,922	30,066,375

Total Long-Term Investments	5,160,974,404	21,960,453	43,119,358	5,226,054,215

Short-Term Investments†	27,822,814	—	—	27,822,814

Total Investments	$5,188,797,218	$21,960,453	$43,119,358	$5,253,877,029

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended January 31, 2022. The following transactions were effected in such companies for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Model N Inc.	$65,276,171	—	—	$2,269,053	71,023	$(165,017)	—	$(9,262,300)	$53,744,818
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	39,211,240	$31,494,140	31,494,140	65,140,817	65,140,817	—	$409	—	5,564,563

	$104,487,411	$31,494,140		$67,409,870		$(165,017)	$409	$(9,262,300)	$59,309,381

8

Notes to Schedule of Investments (unaudited) (continued)

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2022	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	03/21	$2,617,119	$2,523,932	$4.21	0.05%
Brain Corp., Preferred Shares	1,923,387	04/20, 11/20	10,146,825	8,105,922	4.21	0.15
Caris Life Sciences Inc., Series C, Preferred Shares	2,075,035	10/20	5,727,097	8,862,682	4.27	0.17
Caris Life Sciences Inc., Series D, Preferred Shares	360,901	05/21	2,923,298	1,541,444	4.27	0.03
Klaviyo Inc., Common Shares	802,521	05/21	26,789,307	22,085,378	27.52	0.42

			$48,203,646	$43,119,358		0.82%

9